EA Bridgeway Blue Chip ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.4%
28,617	Raytheon Technologies Corp.	$2,802,463

Air Freight & Logistics - 4.0%
24,470	United Parcel Service, Inc. - Class B	4,746,935

Automobile Manufacturers - 3.5%
20,187	Tesla, Inc. (a)	4,187,995

Broadline Retail - 2.4%
27,320	Amazon.com, Inc. (a)	2,821,883

Cable & Satellite - 2.4%
75,050	Comcast Corp. - Class A	2,845,145

Communications Equipment - 2.4%
54,324	Cisco Systems, Inc.	2,839,787

Consumer Staples Merchandise Retail - 2.4%
19,272	Walmart, Inc.	2,841,656

Diversified Banks - 8.3%
98,707	Bank of America Corp.	2,823,020
32,312	JPMorgan Chase & Co.	4,210,577
74,637	Wells Fargo & Co.	2,789,931
		9,823,528
Home Improvement Retail - 2.4%
9,773	Home Depot, Inc.	2,884,208

Household Products - 3.5%
27,842	Procter & Gamble Co.	4,139,827

Integrated Oil & Gas - 4.7%
17,130	Chevron Corp.	2,794,931
25,514	Exxon Mobil Corp.	2,797,865
		5,592,796
Integrated Telecommunication Services - 2.4%
72,274	Verizon Communications, Inc.	2,810,736

Interactive Media & Services - 6.2%
13,746	Alphabet, Inc. - Class A (a)	1,425,873
13,679	Alphabet, Inc. - Class C (a)	1,422,616
21,448	Meta Platforms, Inc. - Class A (a)	4,545,689
		7,394,178
Managed Health Care - 2.4%
6,007	UnitedHealth Group, Inc.	2,838,848

Movies & Entertainment - 2.4%
27,826	Walt Disney Co. (a)	2,786,217

EA Bridgeway Blue Chip ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Multi-Sector Holdings - 2.4%
9,182	Berkshire Hathaway, Inc. - Class B (a)	$2,835,126

Pharmaceuticals - 9.5%
8,142	Eli Lilly & Co.	2,796,126
18,209	Johnson & Johnson	2,822,395
26,335	Merck & Co., Inc.	2,801,781
69,112	Pfizer, Inc.	2,819,770
		11,240,072
Restaurants - 2.4%
10,039	McDonald’s Corp.	2,807,005

Semiconductors - 12.2%
4,410	Broadcom, Inc.	2,829,191
86,067	Intel Corp.	2,811,809
17,032	NVIDIA Corp.	4,730,979
31,595	Qualcomm, Inc.	4,030,890
		14,402,869
Soft Drinks & Non-alcoholic Beverages - 4.7%
45,084	Coca-Cola Co.	2,796,560
15,438	PepsiCo, Inc.	2,814,347
		5,610,907
Systems Software - 6.4%
16,513	Microsoft Corp.	4,760,698
30,900	Oracle Corp.	2,871,228
		7,631,926
Technology Hardware, Storage & Peripherals - 3.9%
28,199	Apple, Inc.	4,650,015

Transaction & Payment Processing Services - 6.4%
7,755	Mastercard, Inc. - Class A	2,818,245
20,950	Visa, Inc. - Class A	4,723,387
		7,541,632
	TOTAL COMMON STOCKS (Cost $56,019,741)	118,075,754

MONEY MARKET FUNDS - 0.3%
385,150	First American Government Obligations Fund - Class X, 4.64% (b)	385,150
	TOTAL MONEY MARKET FUNDS (Cost $385,150)	385,150

	TOTAL INVESTMENTS (Cost $56,404,891) - 100.0%	118,460,904
	Liabilities in Excess of Other Assets - (0.0%) (c)	(43,380)
	TOTAL NET ASSETS - 100.0%	$118,417,524

EA Bridgeway Blue Chip ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Advertising - 0.6%
899,745	Advantage Solutions, Inc. (a)	$1,421,597
118,445	comScore, Inc. (a)	145,687
232,080	Fluent, Inc. (a)	190,306
127,735	Thryv Holdings, Inc. (a)	2,945,569
		4,703,159
Aerospace & Defense - 0.1%
4,710	SIFCO Industries, Inc. (a)	14,158
22,765	V2X, Inc. (a)	904,226
		918,384
Agricultural Products & Services - 0.7%
10,391	Alico, Inc.	251,462
163,764	Fresh Del Monte Produce, Inc. ADR (b)	4,930,934
		5,182,396
Air Freight & Logistics - 0.6%
203,564	Air Transport Services Group, Inc. (a)	4,240,238

Alternative Carriers - 1.3%
203,995	EchoStar Corp. - Class A (a)	3,731,069
94,775	Liberty Latin America Ltd. - Class A ADR (a)(b)	787,580
584,138	Liberty Latin America Ltd. - Class C ADR (a)(b)	4,824,980
		9,343,629
Aluminum - 0.3%
238,200	Century Aluminum Co. (a)	2,382,000

Apparel Retail - 1.3%
139,193	Abercrombie & Fitch Co. - Class A (a)	3,862,606
58,270	Duluth Holdings, Inc. - Class B (a)	371,763
46,535	Genesco, Inc. (a)	1,716,211
29,985	Lands’ End, Inc. (a)	291,454
65,590	Shoe Carnival, Inc.	1,682,383
106,010	Tilly’s, Inc. - Class A (a)	817,337
54,760	Zumiez, Inc. (a)	1,009,774
		9,751,528
Apparel, Accessories & Luxury Goods - 0.7%
26,575	Delta Apparel, Inc. (a)	292,325
68,000	Fossil Group, Inc. (a)	217,600
110,825	G-III Apparel Group Ltd. (a)	1,723,329
700	Jerash Holdings US, Inc.	3,304
18,300	Lakeland Industries, Inc.	267,180
64,385	Movado Group, Inc.	1,852,356
12,435	Superior Group of Cos., Inc.	97,863
75,820	Vera Bradley, Inc. (a)	454,162
14,240	Vince Holding Corp. (a)	98,683
		5,006,802
Application Software - 0.2%
90,060	Ebix, Inc.	1,187,891
32,180	NetSol Technologies, Inc. (a)	84,955
		1,272,846

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Asset Management & Custody Banks - 0.6%
32,117	Associated Capital Group, Inc. - Class A	$1,186,723
5,715	Hennessy Advisors, Inc.	44,234
35,600	U.S. Global Investors, Inc. - Class A	93,984
14,240	Virtus Investment Partners, Inc.	2,711,154
17,006	Westwood Holdings Group, Inc.	190,637
		4,226,732
Automobile Manufacturers - 0.7%
89,848	Winnebago Industries, Inc.	5,184,230

Automotive Parts & Equipment - 1.4%
314,320	American Axle & Manufacturing Holdings, Inc. (a)	2,454,839
89,885	China Automotive Systems, Inc. (a)	470,099
61,580	Kandi Technologies Group, Inc. (a)	169,961
96,580	Modine Manufacturing Co. (a)	2,226,169
76,553	Patrick Industries, Inc.	5,267,612
3,410	Strattec Security Corp. (a)	77,578
		10,666,258
Automotive Retail - 1.7%
20,468	Lazydays Holdings, Inc. (a)	238,862
47,915	OneWater Marine, Inc. - Class A (a)(c)	1,340,183
43,625	RumbleON, Inc. - Class B (a)	264,368
104,677	Sonic Automotive, Inc. - Class A	5,688,148
55,890	TravelCenters of America, Inc. (a)	4,834,485
		12,366,046
Biotechnology - 0.8%
19,010	Carisma Therapeutics, Inc.	58,931
78,830	Emergent BioSolutions, Inc. (a)	816,679
118,445	iTeos Therapeutics, Inc. (a)	1,612,036
95,480	Ovid therapeutics, Inc. (a)	246,338
113,730	REGENXBIO, Inc. (a)	2,150,634
114,835	Vanda Pharmaceuticals, Inc. (a)	779,730
48,040	XBiotech, Inc. ADR (a)(b)	165,738
		5,830,086
Broadcasting - 1.5%
146,470	AMC Networks, Inc. - Class A (a)	2,574,943
76,412	Beasley Broadcast Group, Inc. - Class A (a)	62,925
248,430	Entravision Communications Corp. - Class A	1,503,002
168,596	E.W. Scripps Co. - Class A (a)	1,586,488
182,835	Gray Television, Inc.	1,594,321
14,340	Saga Communications, Inc. - Class A	318,778
40,820	Salem Media Group, Inc. (a)	44,494
159,465	Sinclair Broadcast Group, Inc. - Class A	2,736,419
38,610	Townsquare Media, Inc. - Class A	308,880
99,490	Urban One, Inc. (a)	547,195
		11,277,445
Broadline Retail - 0.6%
86,118	Big Lots, Inc.	943,853
12,135	Dillard’s, Inc. - Class A	3,733,697
		4,677,550

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Building Products - 0.9%
55,960	American Woodmark Corp. (a)	$2,913,837
35,100	Apogee Enterprises, Inc.	1,518,075
41,912	AZZ, Inc.	1,728,451
39,815	Quanex Building Products Corp.	857,217
		7,017,580
Cargo Ground Transportation - 1.2%
43,025	ArcBest Corp.	3,976,370
74,465	Covenant Logistics Group, Inc.	2,637,550
67,895	Daseke, Inc. (a)	524,828
37,910	P.A.M. Transportation Services, Inc. (a)	1,085,363
34,297	Universal Logistics Holdings, Inc.	999,758
		9,223,869
Casinos & Gaming - 0.6%
142,115	Bally’s Corp. (a)	2,774,085
49,945	Century Casinos, Inc. (a)	366,097
35,100	Golden Entertainment, Inc. (a)	1,527,201
		4,667,383
Coal & Consumable Fuels - 1.0%
94,975	CONSOL Energy, Inc.	5,534,193
145,825	Hallador Energy Co. (a)	1,340,132
23,015	NACCO Industries, Inc. - Class A	830,151
		7,704,476
Commercial & Residential Mortgage Finance - 1.9%
18,855	Federal Agricultural Mortgage Corp. - Class C	2,511,297
177,120	Guild Holdings Co. - Class A (a)	1,842,048
289,552	Home Point Capital, Inc.	558,835
95,369	Merchants Bancorp	2,483,409
182,043	NMI Holdings, Inc. - Class A (a)	4,065,020
28,300	Ocwen Financial Corp. (a)	767,496
29,869	Security National Financial Corp. - Class A (a)	185,486
91,315	Velocity Financial, Inc. (a)	824,574
48,840	Waterstone Financial, Inc.	738,949
		13,977,114
Commercial Printing - 0.4%
123,960	Deluxe Corp.	1,983,360
183,592	Quad/Graphics, Inc. (a)	787,610
		2,770,970
Commodity Chemicals - 1.7%
98,790	AdvanSix, Inc.	3,780,693
16,145	Core Molding Technologies, Inc. (a)	290,449
62,580	Koppers Holdings, Inc.	2,188,423
299,598	Kronos Worldwide, Inc.	2,759,298
47,570	Mativ Holdings, Inc.	1,021,328
115,135	Trinseo PLC ADR (b)	2,400,565
		12,440,756
Communications Equipment - 0.8%
57,009	Comtech Telecommunications Corp.	711,472
93,535	EMCORE Corp. (a)	107,565
160,958	NetScout Systems, Inc. (a)	4,611,447

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
94,875	Network-1 Technologies, Inc.	$203,981
45,730	TESSCO Technologies, Inc. (a)	219,504
		5,853,969
Computer & Electronics Retail - 0.0% (d)
38,910	Conn’s, Inc. (a)	235,795

Construction & Engineering - 1.4%
199,885	Concrete Pumping Holdings, Inc. (a)	1,359,218
5,915	Limbach Holdings, Inc. (a)	102,330
14,940	MYR Group, Inc. (a)	1,882,589
28,945	Northwest Pipe Co. (a)	903,952
164,102	Orion Group Holdings, Inc. (a)	425,024
111,625	Primoris Services Corp.	2,752,672
61,380	Sterling Infrastructure, Inc. (a)	2,325,074
148,835	Tutor Perini Corp. (a)	918,312
48,540	Williams Industrial Services Group, Inc. (a)	49,996
		10,719,167
Construction Machinery & Heavy Transportation Equipment - 0.4%
86,100	Manitowoc Co., Inc. (a)	1,471,449
120,755	REV Group, Inc.	1,447,852
		2,919,301
Consumer Electronics - 0.4%
425,750	GoPro, Inc. - Class A (a)	2,141,522
4,421	Koss Corp. (a)	20,425
28,564	Universal Electronics, Inc. (a)	289,639
49,409	VOXX International Corp. (a)	609,213
		3,060,799
Consumer Finance - 3.2%
11,572	Atlanticus Holdings Corp. (a)	313,948
49,020	Bread Financial Holdings, Inc.	1,486,286
93,575	Consumer Portfolio Services, Inc. (a)	1,000,317
72,610	Encore Capital Group, Inc. (a)	3,663,174
82,122	Enova International, Inc. (a)	3,648,680
213,125	EZCORP, Inc. - Class A (a)	1,832,875
94,775	Green Dot Corp. - Class A (a)	1,628,235
224,155	LendingClub Corp. (a)	1,616,158
262,370	Navient Corp.	4,195,296
18,955	Nicholas Financial, Inc. ADR (a)(b)	112,593
40,115	Oportun Financial Corp. (a)	154,844
109,424	PROG Holdings, Inc. (a)	2,603,197
27,580	Regional Management Corp.	719,562
10,330	World Acceptance Corp. (a)	860,386
		23,835,551
Data Processing & Outsourced Services - 0.3%
630,755	Conduent, Inc. (a)	2,163,490
84,845	StarTek, Inc. (a)	350,410
		2,513,900
Distillers & Vintners - 0.0% (d)
86,270	Vintage Wine Estates, Inc. (a)	92,309

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Distributors - 0.1%
1,855	AMCON Distributing Co.	$309,785
21,360	Weyco Group, Inc.	540,408
		850,193
Diversified Banks - 0.1%
16,545	Bank of N.T. Butterfield & Son Ltd. ADR (b)	446,715

Diversified Support Services - 0.6%
63,122	Civeo Corp. ADR (a)(b)	1,303,469
85,010	Matthews International Corp. - Class A	3,065,461
		4,368,930
Education Services - 1.7%
73,915	Adtalem Global Education, Inc. (a)	2,854,597
136,400	Lincoln Educational Services Corp. (a)	772,024
235,590	Perdoceo Education Corp. (a)	3,163,974
55,960	Strategic Education, Inc.	5,026,887
140,810	Universal Technical Institute, Inc. (a)	1,039,178
		12,856,660
Electrical Components & Equipment - 0.2%
203,695	CBAK Energy Technology, Inc. (a)(c)	179,252
3,410	LSI Industries, Inc.	47,501
10,125	Preformed Line Products Co.	1,296,405
1,500	Servotronics, Inc. (a)	15,900
23,765	Ultralife Corp. (a)	95,535
		1,634,593
Electronic Components - 0.1%
27,752	Bel Fuse, Inc. - Class B	1,042,920

Electronic Equipment & Instruments - 0.1%
74,820	Daktronics, Inc. (a)	424,229

Electronic Manufacturing Services - 1.1%
85,350	Benchmark Electronics, Inc.	2,021,941
54,155	Kimball Electronics, Inc. (a)	1,305,136
357,534	TTM Technologies, Inc. (a)	4,823,134
		8,150,211
Environmental & Facilities Services - 0.3%
176,920	BrightView Holdings, Inc. (a)	994,290
175,215	Harsco Corp. (a)	1,196,718
		2,191,008
Fertilizers & Agricultural Chemicals - 0.6%
74,812	AgroFresh Solutions, Inc. (a)	224,436
97,585	American Vanguard Corp.	2,135,160
65,491	Intrepid Potash, Inc. (a)	1,807,552
		4,167,148
Food Distributors - 1.0%
49,913	Andersons, Inc.	2,062,405
111,607	SpartanNash Co.	2,767,854
110,825	United Natural Foods, Inc. (a)	2,920,239
		7,750,498

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Food Retail - 1.6%
59,215	Ingles Markets, Inc. - Class A	$5,252,370
49,345	Natural Grocers by Vitamin Cottage, Inc. - Class C	579,804
37,569	Village Super Market, Inc. - Class A	859,579
63,085	Weis Markets, Inc.	5,341,407
		12,033,160
Gold - 0.1%
17,050	Caledonia Mining Corp. PLC ADR (b)	259,160
239,450	Gold Resource Corp.	251,423
		510,583
Health Care Distributors - 0.6%
2,505	Great Elm Group, Inc. (a)	5,686
322,045	Owens & Minor, Inc. (a)	4,685,755
		4,691,441
Health Care Equipment - 0.0% (d)
9,925	FONAR Corp. (a)	160,785

Health Care Services - 0.2%
8,120	American Shared Hospital Services (a)	22,817
42,517	Fulgent Genetics, Inc. (a)	1,327,381
		1,350,198
Health Care Supplies - 0.5%
132,421	Avanos Medical, Inc. (a)	3,938,201
71,105	Bioventus, Inc. - Class A (a)	76,082
		4,014,283
Health Care Technology - 0.0% (d)
26,975	CareCloud, Inc. (a)	90,366
236,795	Multiplan Corp. (a)	251,003
		341,369
Home Furnishings - 0.8%
17,019	Bassett Furniture Industries, Inc.	302,938
41,320	Ethan Allen Interiors, Inc.	1,134,647
14,840	Flexsteel Industries, Inc.	285,818
15,140	Hooker Furnishings Corp.	275,397
123,560	La-Z-Boy, Inc.	3,593,125
11,985	Live Ventures, Inc. (a)	379,565
		5,971,490
Homebuilding - 1.9%
81,940	Beazer Homes USA, Inc. (a)	1,301,207
73,072	Landsea Homes Corp. (a)	442,816
23,534	Legacy Housing Corp. (a)	535,634
92,670	M/I Homes, Inc. (a)	5,846,550
229,503	Tri Pointe Homes, Inc. (a)	5,811,016
		13,937,223
Homefurnishing Retail - 0.4%
113,730	Aaron’s Co., Inc.	1,098,632
53,714	Haverty Furniture Cos., Inc.	1,714,014
		2,812,646
Hotels, Resorts & Cruise Lines - 0.2%
47,668	Bluegreen Vacations Holding Corp.	1,305,150

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Housewares & Specialties - 0.0% (d)
35,549	Lifetime Brands, Inc.	$209,028

Human Resource & Employment Services - 0.5%
44,925	Heidrick & Struggles International, Inc.	1,363,923
62,945	Kelly Services, Inc. - Class A	1,044,258
84,595	TrueBlue, Inc. (a)	1,505,791
		3,913,972
Industrial Machinery & Supplies & Components - 0.4%
11,834	Eastern Co.	230,526
18,422	Hurco Cos., Inc.	466,445
7,688	L.S. Starrett Co. - Class A (a)	86,259
38,120	Mayville Engineering Co., Inc. (a)	568,750
118,045	NN, Inc. (a)	126,308
7,270	Park-Ohio Holdings Corp.	87,822
35,487	Proto Labs, Inc. (a)	1,176,394
		2,742,504
Insurance Brokers - 0.0% (d)
6,015	Crawford & Co. - Class A	50,285
101	Crawford & Co. - Class B	775
		51,060
Integrated Telecommunication Services - 0.1%
26,075	ATN International, Inc.	1,066,989

Interactive Media & Services - 0.0% (d)
3,402	DHI Group, Inc. (a)	13,200

Investment Banking & Brokerage - 0.7%
33,195	Greenhill & Co., Inc.	294,440
27,799	Oppenheimer Holdings, Inc. - Class A	1,088,331
39,726	StoneX Group, Inc. (a)	4,112,833
		5,495,604
IT Consulting & Other Services - 0.0% (d)
20,105	Computer Task Group, Inc. (a)	145,761
18,050	WidePoint Corp. (a)	32,671
		178,432
Leisure Products - 0.9%
15,240	American Outdoor Brands, Inc. (a)	149,962
84,545	Ammo, Inc. (a)	166,554
36,005	JAKKS Pacific, Inc. (a)	622,887
165,344	Smith & Wesson Brands, Inc.	2,035,385
123,469	Vista Outdoor, Inc. (a)	3,421,326
		6,396,114
Life & Health Insurance - 0.9%
91,005	Citizens, Inc. (a)	337,629
866,645	Genworth Financial, Inc. - Class A (a)	4,350,558
7,069	National Western Life Group, Inc. - Class A	1,715,081
		6,403,268

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Marine Transportation - 1.6%
341,300	Costamare, Inc. ADR (b)	$3,211,633
52,955	Eagle Bulk Shipping, Inc. ADR (b)	2,409,452
135,577	Eneti, Inc. ADR (b)	1,267,645
167,990	Genco Shipping & Trading Ltd. ADR (b)	2,630,723
222,450	Pangaea Logistics Solutions Ltd. ADR (b)	1,305,782
341,200	Safe Bulkers, Inc. ADR (b)	1,259,028
		12,084,263
Movies & Entertainment - 0.2%
105,710	Marcus Corp.	1,691,360

Multi-line Insurance - 0.4%
1,204	Atlantic American Corp.	2,950
86,332	Horace Mann Educators Corp.	2,890,395
		2,893,345
Office Services & Supplies - 0.3%
221,450	ACCO Brands Corp.	1,178,114
167,390	ARC Document Solutions, Inc.	530,626
1,500	CompX International, Inc.	27,120
102,100	NL Industries, Inc.	618,726
		2,354,586
Oil & Gas Drilling - 0.4%
22,765	Nabors Industries Ltd. ADR (a)(b)	2,775,281

Oil & Gas Equipment & Services - 2.3%
282,025	Archrock, Inc.	2,755,384
5,815	Energy Services of America Corp.	13,316
6,715	Forum Energy Technologies, Inc. (a)	170,762
428,688	Helix Energy Solutions Group, Inc. (a)	3,318,045
175,415	National Energy Services Reunited Corp. ADR (a)(b)	922,683
58,570	Natural Gas Services Group, Inc. (a)	603,857
12,835	NCS Multistage Holdings, Inc. (a)	304,190
251,035	Newpark Resources, Inc. (a)	966,485
232,922	Oil States International, Inc. (a)	1,940,240
338,405	ProPetro Holding Corp. (a)	2,433,132
12,835	Ranger Energy Services, Inc. (a)	130,789
73,107	SEACOR Marine Holdings, Inc. (a)	556,344
94,775	Smart Sand, Inc. (a)	166,804
245,820	U.S. Silica Holdings, Inc. (a)	2,935,091
		17,217,122
Oil & Gas Exploration & Production - 2.7%
33,195	Barnwell Industries, Inc.	73,029
993	Battalion Oil Corp. (a)	6,524
254,687	Berry Corp.	1,999,293
56,865	Epsilon Energy Ltd. ADR (b)	303,659
1,018,190	Gran Tierra Energy, Inc. (a)	895,091
39,615	PEDEVCO Corp. (a)	41,992
292,053	Permian Resources Corp.	3,066,556
84,695	PHX Minerals, Inc.	221,901
1,705	PrimeEnergy Resources Corp. (a)	143,391

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
19,655	Riley Exploration Permian, Inc.	$748,069
641,185	Ring Energy, Inc. (a)	1,218,252
152,513	SandRidge Energy, Inc. (a)	2,197,712
61,544	SilverBow Resources, Inc. (a)	1,406,280
355,353	Talos Energy, Inc. (a)	5,273,439
14,240	U.S. Energy Corp.	25,062
201,290	VAALCO Energy, Inc.	911,844
42,625	Vital Energy, Inc. (a)	1,941,142
		20,473,236
Oil & Gas Refining & Marketing - 2.0%
12,235	Adams Resources & Energy, Inc.	470,069
237,739	Delek US Holdings, Inc.	5,456,110
76,430	PBF Energy, Inc. - Class A	3,314,005
47,602	REX American Resources Corp. (a)	1,360,941
177,476	World Fuel Services Corp.	4,534,512
		15,135,637
Oil & Gas Storage & Transportation - 4.0%
120,361	Ardmore Shipping Corp. ADR (b)	1,789,768
457,345	DHT Holdings, Inc. ADR (b)	4,943,899
140,239	Dorian LPG Ltd. ADR (b)	2,796,366
130,216	Frontline PLC ADR (b)	2,156,377
235,280	Golar LNG Ltd. ADR (a)(b)	5,082,048
31,783	International Seaways, Inc. ADR (b)	1,324,715
275,526	Overseas Shipholding Group, Inc. - Class A (a)	1,074,551
65,726	Scorpio Tankers, Inc. ADR (b)	3,701,031
460,162	SFL Corp. Ltd. ADR (b)	4,371,539
445,205	Teekay Corp. ADR (a)(b)	2,751,367
		29,991,661
Other Specialty Retail - 1.5%
75,820	Big 5 Sporting Goods Corp. (c)	583,056
198,951	Container Store Group, Inc. (a)	682,402
29,885	Hibbett, Inc.	1,762,617
56,765	MarineMax, Inc. (a)	1,631,994
121,933	ODP Corp. (a)	5,484,546
103,700	Sportsman’s Warehouse Holdings, Inc. (a)	879,376
		11,023,991
Packaged Foods & Meats - 0.8%
24,120	Seneca Foods Corp. - Class A (a)	1,260,752
85,250	TreeHouse Foods, Inc. (a)	4,299,157
18,955	Whole Earth Brands, Inc. (a)	48,525
		5,608,434
Paper & Plastic Packaging Products & Materials - 0.0% (d)
33,195	Pactiv Evergreen, Inc.	265,560

Paper Products - 0.6%
70,155	Clearwater Paper Corp. (a)	2,344,580
71,105	Glatfelter Corp.	226,825
184,690	Mercer International, Inc.	1,805,345
		4,376,750

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Passenger Airlines - 1.2%
48,040	Allegiant Travel Co. (a)	$4,418,719
35,600	Mesa Air Group, Inc. (a)	84,372
197,780	SkyWest, Inc. (a)	4,384,783
		8,887,874
Personal Care Products - 0.6%
94,775	Edgewell Personal Care Co.	4,020,355
56,865	Lifevantage Corp.	204,145
4,310	Mannatech, Inc.	72,193
15,945	Natural Alternatives International, Inc. (a)	147,172
5,165	Nature’s Sunshine Products, Inc. (a)	52,735
		4,496,600
Pharmaceuticals - 0.4%
194,251	Assertio Holdings, Inc. (a)	1,237,379
186,135	Innoviva, Inc. (a)	2,094,019
2,905	ProPhase Labs, Inc.	22,136
		3,353,534
Property & Casualty Insurance - 3.0%
113,730	Ambac Financial Group, Inc. (a)	1,760,540
78,324	Argo Group International Holdings Ltd. ADR (b)	2,294,110
83,040	Donegal Group, Inc. - Class A	1,268,851
38,640	Employers Holdings, Inc.	1,610,902
8,525	Hallmark Financial Services, Inc. (a)	55,413
3,410	Investors Title Co.	514,910
94,275	Mercury General Corp.	2,992,288
97,685	ProAssurance Corp.	1,805,219
35,072	Safety Insurance Group, Inc.	2,613,565
48,732	Stewart Information Services Corp.	1,966,336
116,240	Tiptree, Inc.	1,693,617
37,760	Trean Insurance Group, Inc. (a)	231,091
61,175	United Fire Group, Inc.	1,624,196
122,420	Universal Insurance Holdings, Inc.	2,230,492
		22,661,530
Publishing - 0.7%
581,733	Gannett Co., Inc. (a)	1,087,841
114,735	Scholastic Corp.	3,926,232
		5,014,073
Real Estate Development - 0.3%
28,380	AMREP Corp. (a)	397,036
98,586	Forestar Group, Inc. (a)	1,533,998
		1,931,034
Real Estate Services - 0.9%
256,468	Anywhere Real Estate, Inc. (a)	1,354,151
189,413	Douglas Elliman, Inc.	589,074
488,764	Newmark Group, Inc. - Class A	3,460,449
53,440	REX Holdings, Inc. - Class A	1,002,534
		6,406,208
Regional Banks - 21.9%
55,760	1st Source Corp.	2,406,044
31,190	ACNB Corp.	1,015,235

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
52,150	Amalgamated Financial Corp.	$922,534
24,498	Amerant Bancorp, Inc.	533,076
29,385	American National Bankshares, Inc.	931,505
62,580	AmeriServ Financial, Inc.	190,869
7,620	Ames National Corp.	158,496
6,994	Auburn National BanCorp, Inc.	158,484
131,835	Banc of California, Inc.	1,651,893
7,720	Bank of Marin Bancorp	168,991
13,335	Bank of the James Financial Group, Inc.	140,151
21,960	Bank7 Corp.	539,118
23,827	BankUnited, Inc.	538,014
13,335	Bankwell Financial Group, Inc.	331,508
58,770	Banner Corp.	3,195,325
28,926	Bar Harbor Bankshares	765,093
14,540	BayCom Corp.	248,343
48,240	BCB Bancorp, Inc.	633,391
40,111	Blue Ridge Bankshares, Inc.	409,132
56,665	Bridgewater Bancshares, Inc. (a)	614,249
169,095	Brookline Bancorp, Inc.	1,775,497
33,195	Business First Bancshares, Inc.	568,630
76,925	Byline Bancorp, Inc.	1,663,118
7,420	C&F Financial Corp.	383,688
31,490	Camden National Corp.	1,139,623
61,230	Capital Bancorp, Inc.	1,018,867
26,075	Capital City Bank Group, Inc.	764,258
33,195	Capstar Financial Holdings, Inc.	502,904
58,525	Carter Bankshares, Inc. (a)	819,350
21,760	CB Financial Services, Inc.	472,410
56,865	Central Pacific Financial Corp.	1,017,884
25,535	Central Valley Community Bancorp	525,510
1,905	CF Bankshares, Inc.	37,148
11,023	Chemung Financial Corp.	457,455
18,050	ChoiceOne Financial Services, Inc.	455,582
38,410	Citizens Community Bancorp, Inc.	407,530
3,305	Citizens Holding Co.	39,924
33,016	Civista Bancshares, Inc.	557,310
45,530	CNB Financial Corp.	874,176
35,976	Codorus Valley Bancorp, Inc.	746,502
23,765	Colony Bankcorp, Inc.	242,403
26,915	Community Financial Corp.	891,694
42,525	Community Trust Bancorp, Inc.	1,613,824
27,301	Community West Bancshares	345,358
68,054	ConnectOne Bancorp, Inc.	1,203,195
120,550	CrossFirst Bankshares, Inc. (a)	1,263,364
46,435	Customers Bancorp, Inc. (a)	859,976
85,670	Dime Community Bancshares, Inc.	1,946,422
79,530	Eagle Bancorp, Inc.	2,661,869
15,240	Eagle Bancorp Montana, Inc.	215,036
38,185	Enterprise Bancorp, Inc.	1,201,300
200	Enterprise Financial Services Corp.	8,918
56,165	Equity Bancshares, Inc. - Class A	1,368,741

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
31,390	ESSA Bancorp, Inc.	$493,451
59,351	Farmers National Banc Corp.	750,197
37,585	FB Financial Corp.	1,168,142
43,925	Financial Institutions, Inc.	846,874
14,240	Finwise Bancorp (a)	125,454
4,810	First Bancorp, Inc.	124,531
61,240	First Bancshares, Inc.	1,581,829
40,437	First Bank	408,414
125,870	First Busey Corp.	2,560,196
30,798	First Business Financial Services, Inc.	939,647
9,525	First Capital, Inc.	244,316
137,400	First Commonwealth Financial Corp.	1,707,882
19,555	First Community Bankshares, Inc.	489,853
24,470	First Community Corp.	489,400
142,115	First Financial Bancorp	3,093,844
30,537	First Financial Corp.	1,144,527
19,655	First Financial Northwest, Inc.	250,994
28,193	First Guaranty Bancshares, Inc.	441,784
20,155	First Internet Bancorp	335,581
39,715	First Mid Bancshares, Inc.	1,081,042
9,025	First National Corp.	142,685
11,530	First Northwest Bancorp	132,595
51,150	First of Long Island Corp.	690,525
22,365	First Savings Financial Group, Inc.	359,853
12,060	First United Corp.	203,332
4,810	First U.S. Bancshares, Inc.	35,979
24,670	First Western Financial, Inc. (a)	488,466
61,721	Flushing Financial Corp.	919,026
87,755	FNCB Bancorp, Inc.	544,081
20,860	Franklin Financial Services Corp.	618,290
17,850	FS Bancorp, Inc.	535,679
35,880	FVCBankcorp, Inc. (a)	382,122
21,160	Great Southern Bancorp, Inc.	1,072,389
108,015	Hanmi Financial Corp.	2,005,839
101,195	HarborOne Bancorp, Inc.	1,234,579
17,448	Hawthorn Bancshares, Inc.	407,847
64,740	Heartland Financial U.S.A., Inc.	2,483,426
21,360	HMN Financial, Inc.	411,607
20,052	Home Bancorp, Inc.	662,318
54,460	HomeStreet, Inc.	979,735
15,140	HomeTrust Bancshares, Inc.	372,293
233,485	Hope Bancorp, Inc.	2,292,823
122,502	Horizon Bancorp, Inc.	1,354,872
3,510	HV Bancorp, Inc. (a)	105,405
62,080	Independent Bank Corp.	1,103,162
19,255	Independent Bank Group, Inc.	892,469
34,100	Investar Holding Corp.	476,036
113,730	Kearny Financial Corp.	923,488
138,676	Lakeland Bancorp, Inc.	2,168,893
8,598	Landmark Bancorp, Inc.	177,635
36,905	LCNB Corp.	603,028

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
22,125	Limestone Bancorp, Inc.	$493,609
174,210	Luther Burbank Corp.	1,651,511
8,525	Macatawa Bank Corp.	87,126
27,520	MainStreet Bancshares, Inc.	646,445
19,755	Malvern Bancorp, Inc. (a)	300,177
32,590	Mercantile Bank Corp.	996,602
36,999	Meridian Corp.	466,187
18,459	Metrocity Bankshares, Inc.	315,464
19,155	Metropolitan Bank Holding Corp. (a)	649,163
13,740	Mid Penn Bancorp, Inc.	351,881
12,635	Middlefield Banc Corp.	353,970
77,342	Midland States Bancorp, Inc.	1,656,666
39,715	MidWestOne Financial Group, Inc.	969,840
25,465	Nicolet Bankshares, Inc. (a)	1,605,568
15,945	Northeast Bank	536,709
37,205	Northeast Community Bancorp, Inc.	488,130
103,681	Northfield Bancorp, Inc.	1,221,362
13,813	Northrim BanCorp, Inc.	651,697
260,465	Northwest Bancshares, Inc.	3,133,394
25,390	Oak Valley Bancorp	600,727
151,136	OceanFirst Financial Corp.	2,792,993
86,250	OFG Bancorp ADR (b)	2,151,075
5,715	Ohio Valley Banc Corp.	133,788
12,135	Old Point Financial Corp.	288,934
39,315	Old Second Bancorp, Inc.	552,769
33,195	OP Bancorp	295,767
14,940	Origin Bancorp, Inc.	480,321
12,835	Orrstown Financial Services, Inc.	254,903
35,059	Parke Bancorp, Inc.	623,349
64,824	Pathward Financial, Inc.	2,689,548
6,215	Patriot National Bancorp, Inc. (a)	54,816
34,400	PCB Bancorp	498,456
38,872	Peapack-Gladstone Financial Corp.	1,151,389
18,250	Penns Woods Bancorp, Inc.	421,575
72,919	Peoples Bancorp, Inc.	1,877,664
21,740	Peoples Bancorp of North Carolina, Inc.	690,680
20,155	Peoples Financial Services Corp.	873,719
37,910	Pioneer Bancorp, Inc. (a)	373,793
1,905	Plumas Bancorp	64,884
13,035	Ponce Financial Group, Inc. (a)	102,325
68,700	Premier Financial Corp.	1,424,151
60,275	Primis Financial Corp.	580,448
21,360	Princeton Bancorp, Inc.	677,539
26,575	Provident Bancorp, Inc.	181,773
17,160	Provident Financial Holdings, Inc.	233,891
162,165	Provident Financial Services, Inc.	3,110,325
42,403	QCR Holdings, Inc.	1,861,916
60,475	RBB Bancorp	937,363
1,350	Red River Bancshares, Inc.	64,949
108,920	Renasant Corp.	3,330,774
33,275	Republic Bancorp, Inc. - Class A	1,411,858

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
33,195	Rhinebeck Bancorp, Inc. (a)	$253,942
59,248	Riverview Bancorp, Inc.	316,384
90,164	S&T Bancorp, Inc.	2,835,658
3,271	Salisbury Bancorp, Inc.	78,831
99,390	Sandy Spring Bancorp, Inc.	2,582,152
25,148	SB Financial Group, Inc.	355,341
34,521	Shore Bancshares, Inc.	492,960
49,461	Sierra Bancorp	851,718
38,410	SmartFinancial, Inc.	888,807
9,725	Sound Financial Bancorp, Inc.	359,922
71,105	South Plains Financial, Inc.	1,522,358
24,570	Southern First Bancshares, Inc. (a)	754,299
13,600	Southern Missouri Bancorp, Inc.	508,776
18,206	Stellar Bancorp, Inc.	448,050
132,650	Sterling Bancorp, Inc. (a)	750,799
41,820	Summit Financial Group, Inc.	867,765
17,017	Summit State Bank	236,026
21,360	Territorial Bancorp, Inc.	412,462
18,855	Third Coast Bancshares, Inc. (a)	296,212
34,825	Timberland Bancorp, Inc.	940,972
16,095	TriCo Bancshares	669,391
16,545	TrustCo Bank Corp.	528,447
151,922	Trustmark Corp.	3,752,473
400	Union Bankshares, Inc.	8,844
9,525	United Bancorp, Inc.	138,113
32,595	United Security Bancshares	207,956
17,234	Unity Bancorp, Inc.	393,108
112,025	Univest Financial Corp.	2,659,473
93,775	Veritex Holdings, Inc.	1,712,331
1,687	Virginia National Bankshares Corp.	60,665
90,060	Washington Federal, Inc.	2,712,607
52,515	Western New England Bancorp, Inc.	431,148
		163,051,305
Reinsurance - 0.4%
405,390	SiriusPoint Ltd. ADR (a)(b)	3,295,821

Research & Consulting Services - 0.4%
127,220	Mistras Group, Inc. (a)	862,552
104,065	Resources Connection, Inc.	1,775,349
		2,637,901
Restaurants - 0.3%
13,435	Ark Restaurants Corp.	232,426
6,415	Biglari Holdings, Inc. - Class B (a)	1,085,418
159,265	Carrols Restaurant Group, Inc. (a)	355,161
61,980	El Pollo Loco Holdings, Inc.	594,388
9,525	Flanigan’s Enterprises, Inc.	269,329
25,270	Good Times Restaurants, Inc. (a)	67,471
		2,604,193

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Semiconductor Materials & Equipment - 0.5%
118,347	AXT, Inc. (a)	$471,021
174,944	Photronics, Inc. (a)	2,900,572
22,765	Trio-Tech International (a)	106,996
		3,478,589
Semiconductors - 0.5%
75,725	Alpha & Omega Semiconductor Ltd. ADR (a)(b)	2,040,789
142,115	Magnachip Semiconductor Corp. (a)	1,318,827
		3,359,616
Specialized Finance - 0.6%
98,990	Acacia Research Corp. (a)	382,101
59,675	A-Mark Precious Metals, Inc.	2,067,739
56,553	Banco Latinoamericano de Comercio Exterior S.A. ADR (b)	982,891
37,505	SWK Holdings Corp. (a)	669,839
		4,102,570
Specialty Chemicals - 0.6%
10,673	Advanced Emissions Solutions, Inc. (a)	21,133
146,006	FutureFuel Corp.	1,077,524
281,725	Rayonier Advanced Materials, Inc. (a)	1,766,416
87,391	Valhi, Inc.	1,521,477
		4,386,550
Steel - 3.1%
28,228	Ascent Industries Co. (a)	258,004
64,485	Carpenter Technology Corp.	2,886,349
23,165	Friedman Industries, Inc.	262,691
38,049	Olympic Steel, Inc.	1,986,538
75,720	Ramaco Resources, Inc.	667,093
126,670	Ryerson Holding Corp.	4,608,255
66,395	Schnitzer Steel Industries, Inc. - Class A	2,064,884
303,090	SunCoke Energy, Inc.	2,721,748
174,197	TimkenSteel Corp. (a)	3,194,773
9,525	Universal Stainless & Alloy Products, Inc. (a)	89,059
115,920	Warrior Met Coal, Inc.	4,255,423
		22,994,817
Systems Software - 0.4%
330,786	Adeia, Inc.	2,930,764

Technology Distributors - 0.1%
29,385	ScanSource, Inc. (a)	894,479

Textiles - 0.1%
28,530	Crown Crafts, Inc.	164,903
24,070	Unifi, Inc. (a)	196,652
		361,555
Trading Companies & Distributors - 3.5%
27,172	BlueLinx Holdings, Inc. (a)	1,846,609
90,377	Boise Cascade Co.	5,716,345

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
29,885	Hudson Technologies, Inc. (a)	$260,896
168,795	MRC Global, Inc. (a)	1,640,687
182,535	NOW, Inc. (a)	2,035,265
31,059	Rush Enterprises, Inc. - Class A	1,695,821
18,100	Rush Enterprises, Inc. - Class B	1,084,009
139,797	Textainer Group Holdings Ltd. ADR (b)	4,488,882
87,155	Titan Machinery, Inc. (a)	2,653,870
27,380	Veritiv Corp.	3,700,133
16,779	Willis Lease Finance Corp. (a)	919,154
		26,041,671
Transaction & Payment Processing Services - 0.0% (d)
28,480	BM Technologies, Inc. (a)	100,250

Wireless Telecommunication Services - 0.1%
47,570	United States Cellular Corp. (a)	986,126

	TOTAL COMMON STOCKS (Cost $638,226,482)	741,412,158

INVESTMENT COMPANIES - 0.0% (d)
9,625	Logan Ridge Finance Corp.	200,200
	TOTAL INVESTMENT COMPANIES (Cost $235,383)	200,200

PREFERRED STOCKS - 0.0% (d)
529	Air T Funding, 8.00% (e)	12,035
	TOTAL PREFERRED STOCKS (Cost $11,003)	12,035

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mortgage REITs - 0.1%
38,410	AFC Gamma, Inc.	467,066

Real Estate Operating Companies - 0.0% (d)
1,400	Transcontinental Realty Investors, Inc. (a)	59,346
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $668,832)	526,412

RIGHTS - 0.0% (d)
3,750	Pineapple Holdings, Inc. CVR (a)(f)	-
236,000	Resolute Forest Products CVR (a)(f)	68,440
	TOTAL RIGHTS (Cost $0)	68,440

WARRANTS - 0.0% (d)
5,200	Nabors Industries Ltd. (a)(b)	97,500
	TOTAL WARRANTS (Cost $0)	97,500

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
277,498	First American Government Obligations Fund - Class X, 4.64% (g)	277,498
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $277,498)	277,498

EA Bridgeway Omni Small-Cap Value ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 0.4%
3,054,280	First American Government Obligations Fund - Class X, 4.64% (g)	$3,054,280
	TOTAL MONEY MARKET FUNDS (Cost $3,054,280)	3,054,280

	TOTAL INVESTMENTS (Cost $642,473,478) - 100.0%	745,648,523
	Other Assets in Excess of Liabilities - 0.0% (d)	51,749
	TOTAL NET ASSETS - 100.0%	$745,700,272

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CVR - Contingent Value Right
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of March 31, 2023. Total loaned securities had a market value of $271,953 as of March 31, 2023.
(d)	Represents less than 0.05% of net assets.
(e)	Security is perpetual and has no stated maturity date.
(f)	Value determined using significant unobservable inputs.
(g)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

EA Bridgeway ETFs

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2023,the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

EA Bridgeway ETFs

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
EA Bridgeway Blue Chip ETF
Assets*
Common Stocks	$118,075,754	$-	$-	$118,075,754
Money Market Funds	385,150	-	-	385,150
Total Investments in Securities	$118,460,904	$-	$-	$118,460,904

EA Bridgeway Omni Small Cap Value ETF
Assets*
Common Stocks	$741,412,158	$-	$-	$741,412,158
Investment Companies	200,200	-	-	200,200
Preferred Stocks	12,035	-	-	12,035
Real Estate Investment Trusts	526,412	-	-	526,412
Rights	-	-	68,440	68,440
Warrants	97,500	-	-	97,500
Investments Purchased with Proceeds from Securities Lending	277,498	-	-	277,498
Money Market Funds	3,054,280	-	-	3,054,280
Total Investments in Securities	$745,580,083	$-	$68,440	$745,648,523

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2023, there were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices were unavailable for the securities. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended February 28, 2023.

EA Bridgeway Omni Small Cap-Value ETF
Rights
Value, Beginning of Period	$-
Purchases	-
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	68,440
Transfers In/(Out) of Level 3	-
Value, End of Period	68,440